Component of Accounts Receivable and Notes Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 14,739	$ 27,643
Less: allowance for doubtful accounts	(5,191)	(2,184)
Accounts receivable and notes receivable, net	$ 9,548	$ 25,459